Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 9,139,641	$ 64,079	¥ 38,979,600
Less: Allowance for expected credit loss
Add: Consumption tax receivable			1,732,329
Accounts receivable, net	¥ 9,139,641	$ 64,079	¥ 40,711,929